GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
6.	GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill
Goodwill consists of the following (in thousands):

	December 31,
	2021	2020
Goodwill	$1,625	$1,625
Effect of foreign currency translation	116	114

Total goodwill	$ 1,741	$ 1,739

Intangible Assets, Net
Intangible assets, net, consists of the following (in thousands):

	December 31,
	2021	2020
Developed technology	$500	$500
Internally developed software	29,706	22,545

Intangible assets	30,206	23,045
Less: Accumulated amortization	(16,276)	(10,993)
Add: Currency translation adjustment	36	35

Total intangible assets, net	$13,966	$12,087

Amortization expense for intangible assets was $5.3 million, $4.5 million and $3.1 million for the years ended December 31, 2021, 2020, and 2019, respectively, of which substantially all represents amortization of internally developed software recognized in cost of goods sold in the consolidated statements of operations.